NATIONWIDE MUTUAL FUNDS

Supplement dated September 4, 2009
to Currently Effective Prospectuses for

Nationwide Bond Fund	Nationwide Investor Destinations
Nationwide Bond Index Fund	Aggressive Fund
Nationwide Enhanced Income Fund	Nationwide Investor Destinations
Nationwide Fund	Moderately Aggressive Fund
Nationwide Government Bond Fund	Nationwide Investor Destinations
Nationwide Growth Fund	Moderate Fund
Nationwide International Index Fund	Nationwide Investor Destinations
Nationwide International Value Fund	Moderately Conservative Fund
Nationwide Large Cap Value Fund	Nationwide Investor Destinations
Nationwide Mid Cap Market Index Fund	Conservative Fund
Nationwide Money Market Fund	Nationwide Destination 2010 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2015 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2020 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2025 Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Destination 2030 Fund
Nationwide Value Fund	Nationwide Destination 2035 Fund
Nationwide Value Opportunities Fund	Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

Effective immediately, the address of the Trust, Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC has been changed to 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

     Supplement dated September 4, 2009 to
Currently Effective Statement of Additional Information for

Nationwide Bond Fund	Nationwide Investor Destinations
Nationwide Bond Index Fund	Aggressive Fund
Nationwide Enhanced Income Fund	Nationwide Investor Destinations
Nationwide Fund	Moderately Aggressive Fund
Nationwide Government Bond Fund	Nationwide Investor Destinations
Nationwide Growth Fund	Moderate Fund
Nationwide International Index Fund	Nationwide Investor Destinations
Nationwide International Value Fund	Moderately Conservative Fund
Nationwide Large Cap Value Fund	Nationwide Investor Destinations
Nationwide Mid Cap Market Index Fund	Conservative Fund
Nationwide Money Market Fund	Nationwide Destination 2010 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2015 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2020 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2025 Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Destination 2030 Fund
Nationwide Value Fund	Nationwide Destination 2035 Fund
Nationwide Value Opportunities Fund	Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective immediately, the address of the Trust, Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC has been changed to 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE